Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Accrued expenses and other current liabilities related to continuing operations consist of the following (in thousands):

	Years Ended December 31,
	2015	2014
Employee compensation and related items	$16,856	$9,521
Professional and consulting services	5,654	3,650
Sales and use tax	1,163	268
Supplier charges	4,981	1,201
Warranty	1,592	981
Other	6,498	3,229
Total accrued expenses and other current liabilities	$36,744	$18,850

Reconciliation of Changes in Product Warranty Liability
A reconciliation of the changes in the Company’s product warranty liability is as follows (in thousands):

	Years Ended December 31,
	2015	2014
Balance at the beginning of the period	$2,614	$3,090
Warranty expense	4,964	1,665
Warranty claims settled	(3,426)	(2,141)
Balance at the end of the period	$4,152	$2,614

	As of
	December 31, 2015	December 31, 2014
Composition of balance:
Short-term	$1,592	$981
Long-term	2,560	1,633
	$4,152	$2,614